Five year summary	12 Months Ended
Dec. 31, 2025
Five year summary
Five year summary

	2021 GBPm	2022 GBPm	2023 GBPm	2024 GBPm	2025 GBPm
RELX consolidated financial information

Growth rates
Underlying revenue growth	+7%	+9%	+8%	+7%	+7%
Underlying adjusted operating profit growth	+13%	+15%	+13%	+10%	+9%
Adjusted earnings per share growth (at constant currency)	+17%	+10%	+11%	+9%	+10%

Adjusted figures¹
Revenue	7,244	8,553	9,161	9,434	9,590
EBITDA	2,697	3,174	3,544	3,724	3,846
Operating profit	2,210	2,683	3,030	3,199	3,342
Operating margin	30.5%	31.4%	33.1%	33.9%	34.8%
Net interest expense	(133)	(194)	(314)	(296)	(283)
Profit before tax	2,077	2,489	2,716	2,903	3,059
Tax charge	(384)	(530)	(553)	(652)	(688)
Net profit attributable to shareholders	1,689	1,961	2,156	2,241	2,358
Cash flow	2,230	2,709	2,962	3,101	3,301
Cash flow conversion	101%	101%	98%	97%	99%
Return on invested capital	11.9%	12.5%	14.0%	14.8%	15.4%
Earnings per share (pence)	87.6p	102.2p	114.0p	120.1p	128.5p

Dividend²
Ordinary dividend per share (pence)	49.8p	54.6p	58.8p	63.0p	67.5p

Reported figures
Revenue	7,244	8,553	9,161	9,434	9,590
Operating profit	1,884	2,323	2,682	2,861	3,027
Net interest expense	(142)	(201)	(315)	(298)	(286)
Profit before tax	1,797	2,113	2,295	2,557	2,750
Tax charge	(326)	(481)	(507)	(613)	(672)
Net profit attributable to shareholders	1,471	1,634	1,781	1,934	2,065
Net margin	20.3%	19.1%	19.4%	20.5%	21.5%
Cash generated from operations	2,476	3,061	3,370	3,521	3,735
Net debt	6,017	6,604	6,446	6,563	7,201
Earnings per share (pence)	76.3p	85.2p	94.1p	103.6p	112.6p
(1)	Adjusted figures are presented as additional performance measures used by management. Further details on the adjusted measures can be found in the Alternative performance measures section on pages 198 to 206.
(2)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.